UNREALIZED LOSSES ON SECURITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Unrealized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments [Abstract]
Bank of America settlement	$ 80
Net accretion	84	$ 110	$ 124
LESS: Income tax effect	$ 43	$ 56	$ 64
Number of positions that are impaired	48